Income Taxes	12 Months Ended
Apr. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

 5. Income Taxes

The Tax Cuts and Jobs Act ("Tax Act") was enacted on December 22, 2017. Among numerous provisions, the Tax Act reduced the U.S. federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, and creates new taxes on certain foreign sourced earnings. As a result of the Tax Act, the Company re-measured certain deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21%.

As of April 30, 2021, the Company had net operating loss carryforwards for Federal income tax purposes of approximately $890,000 expiring in the years of 2022 through 2035. Utilization of the net operating losses may be subject to annual limitations provided by Section 382 of the Internal Revenue Code and similar state provisions.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of April 30, 2021 and 2020 were as follows:

Schedule of Income Taxes
	2021	2020

Deferred tax assets, net:
Net operating loss carryforwards	$141,000	$140,000
Bad debt expense	17,000	—
Stock-based compensation	155,000	—
Asset impairment loss	—	40,000
Deferred tax assets	313,000	180,000

Deferred tax liability
Unrealized gain	746,000	—
Total deferred tax liability	746,000	—

Total net deferred tax assets (liabilities)	$(433,000)	$180,000

The valuation allowance is $0 as of April 30, 2021 and April 30, 2020. . Company management believes that historical, current and expected earnings are sufficient to meet the more likely than not standard to enable the Company to utilize the deferred tax asset.

The Company did not have any material unrecognized tax benefits as of April 30, 2021 and 2020. The Company does not expect the unrecognized tax benefits to significantly increase or decrease within the next twelve months.  The Company recorded no interest and penalties relating to unrecognized tax benefits as of and during the years ended April 30, 2021 and 2020. The Company is subject to U.S. federal income tax, as well as taxes by various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the years ending April 30, 2019 through 2021.